Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	GrafTech International LTD.
Entity Central Index Key	0000931148
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2012
Amendment Flag	false